INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 982	$ 1,162	$ 1,179
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,016	1,265
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(34)	(55)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 0	$ (48)